Income Tax (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Income tax reconciliation description	The Company reduced its net domestic deferred tax asset balance by $8,370 due to the reduction in corporate tax rate from 34% to 21%.
State income tax rate		0.00%	0.00%
Deferred tax asset balance	$ 8,574
Reduction of corporate tax rate	21.00%	34.00%	34.00%
Accumulated deficit		$ (73,515)	$ (7,562)	$ (117,457)	$ (32,462)
Deferred tax valuation allowance due to uncertainty, percentage		100.00%
Change in valuation allowance		$ 22,424	$ 2,571
U.S Federal Income Tax [Member]
Income tax reconciliation description		The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rates of 34%
U.S Federal and Delaware Income Tax [Member]
Accumulated deficit		$ 74,000
Income tax expire date		U.S. federal and Delaware income tax purposes available to offset future taxable income expiring on various dates through 2035.